Impairment charges - (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of impairment loss recognised or reversed for cash-generating unit [abstract]
Summary of impairment charges

	Note	Pre-tax amount 2020 US$m	Taxation 2020 US$m	Non-controlling interest 2020 US$m	Net amount 2020 US$m	Pre-tax amount 2019 US$m	Pre-tax amount 2018 US$m
Aluminium – Pacific Aluminium		(489)	17	—	(472)	—
Aluminium – Sohar		(220)	—	—	(220)	—	—
Aluminium – ISAL		(93)	(38)	—	(131)	(109)	(123)
Copper & Diamonds – Diavik		(441)	149	—	(292)	—
Copper & Diamonds – Oyu Tolgoi		—	—	—	—	(2,240)	—
Aluminium - Yarwun alumina refinery		—	—	—	—	(1,138)	—
Energy & Minerals – Rössing		—	—	—	—	—	(9)
Total impairment charge		(1,243)	128	—	(1,115)	(3,487)	(132)

Allocated as:
Intangible assets	13	(4)				(1)	(2)
Property, plant and equipment	14	(900)				(3,486)	(130)
Investment in equity accounted units ("EAUs")		(339)				—	—
Total impairment charge		(1,243)				(3,487)	(132)
Comprising:
Impairment charges of consolidated balances					(904)	(3,487)	(132)
Impairment charges related to EAUs (pre-tax)					(368)	—	—
Total impairment charge					(1,272)	(3,487)	(132)
Taxation (including related to EAUs)					157	323	25
Non-controlling interests					—	1,506	3
Total impairment in the income statement					(1,115)	(1,658)	(104)